Fair value measurements - Geographic allocations of trading assets related to government, agency and municipal securities (Detail) - Government, agency and municipal securities [Member] - JPY (¥)
¥ in Billions
		Sep. 30, 2023	Mar. 31, 2023
Fair value, concentration of credit risk [Line items]
Trading assets	[1]	¥ 9,105	¥ 7,581
Japan [Member]
Fair value, concentration of credit risk [Line items]
Trading assets		2,065	1,786
U.S. [Member]
Fair value, concentration of credit risk [Line items]
Trading assets		3,670	2,561
EU & U.K. [Member]
Fair value, concentration of credit risk [Line items]
Trading assets		2,237	2,309
Other [Member]
Fair value, concentration of credit risk [Line items]
Trading assets		¥ 1,133	¥ 925

[1]	Other than above, there were ¥324 billion and ¥313 billion of government, agency and municipal securities reported within Other assets—Non-trading debt securities in the consolidated balance sheets as of March 31, 2023 and September 30, 2023, respectively. These securities are primarily Japanese government, agency and municipal securities.